Other assets (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Other Assets

Other assets consist of the following:

	As of
	December 31, 2019	June 30, 2020

Current
Deposits	4,859	6,428
Prepayments	2,793	2,922
Loan and interest receivable (Note)	—	2,080
VAT receivable	353	650
Others	978	1,667
	8,983	13,747

Non-current
Rental deposits	109	185